Commitments and contingent obligations (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Revenues to be Received on Committed Agreements
(a)	As of December 31, 2014, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2015	$799,800
2016	836,448
2017	786,780
2018	771,564
2019	743,100
Thereafter	2,482,431

$6,420,123

Schedule of Outstanding Commitments for Installment Payments for Vessels
(b)	As of December 31, 2014, based on the contractual delivery dates, the Company has outstanding commitments for installment payments for vessels under construction as follows:

2015	$651,469
2016	402,622

$1,054,091

Schedule of Commitment Under Operating Leases
(c)	As of December 31, 2014, the commitment under operating leases for vessels is $320,020,000 for 2015 to 2025 and office space is $8,311,000 for 2015 to 2019. Total commitments under these leases are as follows:

2015	$32,794
2016	33,079
2017	33,504
2018	33,172
2019	32,738
Thereafter	163,044

$328,331